Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K for the month of September 2022, originally filed with the U.S. Securities and Exchange Commission on September 14, 2022 (the “Form 6-K”), is being filed solely for the purposes of updating Exhibit 99.1 to include iXBRL tagging information.
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37652
Entity Registrant Name	Midatech Pharma PLC
Entity Central Index Key	0001643918
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Country	GB
Entity Address, Postal Zip Code	CF10 4DQ